FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	$ 1,136	$ 895
Proceeds received from settlement of derivatives	(54,141)	(12,376)
Payment on derivatives settled	53,831	12,379
(Decrease) increase in fair value of derivatives	(1,364)	238
Derivative financial assets, end of year	(538)	1,136
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	988
Derivative financial liabilities, beginning of year	72
Proceeds received from settlement of derivatives	(49,612)	(10,029)
Payment on derivatives settled	49,642	9,956
(Decrease) increase in fair value of derivatives	(203)	134
Derivative financial assets, end of year	(571)	988
Derivative financial liabilities, end of year	(101)	72
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0
Derivative financial liabilities, end of year		0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	54	36
Proceeds received from settlement of derivatives	0	0
Payment on derivatives settled	0	0
(Decrease) increase in fair value of derivatives	(6)	18
Derivative financial assets, end of year	48	54
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	916	1,110
Proceeds received from settlement of derivatives	(3,232)	(987)
Payment on derivatives settled	2,710	1,019
(Decrease) increase in fair value of derivatives	(864)	(226)
Derivative financial assets, end of year	(470)	916
Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Proceeds received from settlement of derivatives		(112)
Payment on derivatives settled		165
(Decrease) increase in fair value of derivatives		190
Derivative financial assets, end of year		0
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	94	(19)
Derivative financial liabilities, beginning of year	(94)
Proceeds received from settlement of derivatives	(1,297)	(1,248)
Payment on derivatives settled	1,479	1,239
(Decrease) increase in fair value of derivatives	(291)	122
Derivative financial assets, end of year		94
Derivative financial liabilities, end of year	(15)	(94)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,550
Derivative financial liabilities, beginning of year	(414)
Derivative financial assets, end of year	651	1,550
Derivative financial liabilities, end of year	(1,189)	(414)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	72
Derivative financial liabilities, beginning of year	0	(11)
Derivative financial assets, end of year	0	72
Derivative financial liabilities, end of year	(101)	0
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0
Derivative financial liabilities, end of year		0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	54
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	48	54
Derivative financial liabilities, end of year	0	0
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,330
Derivative financial liabilities, beginning of year	(414)
Derivative financial assets, end of year	599	1,330
Derivative financial liabilities, end of year	(1,069)	(414)
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Derivative financial liabilities, beginning of year	(243)
Derivative financial assets, end of year		0
Derivative financial liabilities, end of year		(243)
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	94
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	4	94
Derivative financial liabilities, end of year	$ (19)	$ 0